Property, plant and equipment, intangible assets and Right-of-use assets	6 Months Ended
Jun. 30, 2024
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Property, plant and equipment, intangible assets and Right-of-use assets
10. Property, plant and equipment, intangible assets and
Right-of-use
assets
During the three months ended June 30, 2024 and June 30, 2023, the Group acquired property, plant and equipment and intangible assets in the amount of €2.2 million and €11.6 million, respectively.
During the six months ended June 30, 2024 and June 30, 2023, the Group acquired property, plant and equipment and intangible assets in the amount of €9.7 million and €15.7 million, respectively.
The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €6.3 million for the six months ended June 30, 2024.
During the three months ended June 30, 2024, there was an addition of €2.4 million in right-of-use
assets and corresponding lease liability for the new research facility in Tübingen, Germany. Further, modifications
of
right-of-use
assets resulted in an increase of €1.2 million.